Operating Segments - Schedule of Net Revenue and Total Assets Based on Geography (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		$ 22,596,984	$ 19,926,006	$ 63,121,151	$ 57,208,885
Total assets		44,186,111	41,588,013	44,186,111	41,588,013
North and Central America [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	[1]	13,000,367	11,633,150	37,088,581	33,616,750
Total assets	[1]	18,694,257	17,850,381	18,694,257	17,850,381
South America [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		6,614,231	5,522,770	17,847,716	15,812,391
Total assets		25,315,995	15,352,126	25,315,995	15,352,126
Australia [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		1,900,808	1,645,994	5,059,539	4,467,637
Total assets		4,021,447	4,221,281	4,021,447	4,221,281
Europe [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		1,630,470	1,533,689	4,755,661	4,514,802
Total assets		14,210,427	5,605,971	14,210,427	5,605,971
Others [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		174,899	97,597	361,493	273,847
Total assets		297,076	295,385	297,076	295,385
Reportable segments [member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		23,320,775	20,433,200	65,112,990	58,685,427
Total assets		62,539,202	43,325,144	62,539,202	43,325,144
Intercompany elimination [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	[2]	(723,791)	(507,194)	(1,991,839)	(1,476,542)
Total assets	[2]	$ (18,353,091)	$ (1,737,131)	$ (18,353,091)	$ (1,737,131)

[1]	Including the holdings located in Europe that are part of the North American operation.
[2]	Includes intercompany transactions between the segments.